COMMITMENTS AND CONTINGENCIES (Details)				3 Months Ended	12 Months Ended
	Feb. 12, 2020 USD ($) $ / shares	Jan. 13, 2020 USD ($) $ / shares	Jan. 24, 2018 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / item	Dec. 31, 2018 USD ($)	Feb. 28, 2018 $ / shares
Stock Issued During Period, Value, New Issues				$ 0
Shares Issued, Price Per Share | $ / shares							$ 10.10
Mudrick Capital Acquisition Corporation [Member]
Cash Underwriting Discount, Per Unit | $ / item					0.20
Cash Underwriting Discount					$ 4,160,000
Deferred underwriting fees, Per Share | $ / item					0.35
Deferred underwriting fees, Noncurrent					$ 7,280,000	$ 7,280,000
Mudrick Capital Acquisition Corporation [Member] | Hycroft Business Combination [Member]
Payments to Acquire Businesses, Gross	$ 2,500,000
Business Acquisition, value of common stock issued	$ 2,000,000
Business Acquisition, Share Price | $ / shares	$ 10.00
Business Combination, Amount payable based on conditions	$ 2,780,000
Minimum amount for the issue of common stock	75,000,000
Denominator value for the calculation of issuance of common stock	75,000,000
Minimum amount based on which amount payable in cash	75,000,000
Amount of cash payable on satisfying the condition	2,780,000
Amount for the issue of common stock	72,000,000
Amount of cash payable on non-satisfying the condition	$ 2,670,000
Mudrick Capital Acquisition Corporation [Member] | MUDS Acquisition Sub [Member] | Hycroft Business Combination [Member]
Payments to Acquire Businesses, Gross		$ 325,000,000
Business Acquisition, Share Price | $ / shares		$ 10.00
Mudrick Capital Acquisition Corporation [Member] | Forward Purchase Contract [Member] | Sponsor [Member]
Stock Issued During Period, Value, New Issues			$ 25,000,000
Stock Issued During Period, Shares, New Issues | shares			2,500,000
Shares Issued, Price Per Share | $ / shares			$ 10.00
Mudrick Capital Acquisition Corporation [Member] | Class A common stock | Forward Purchase Contract [Member] | Sponsor [Member]
Stock Issued During Period, Value, New Issues			$ 625,000